Business Combinations - Summary of Goodwill Recognized on Acquisitions (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about business combination [Line Items]
Goodwill	$ 52,072,413	$ 1,877,160	$ 52,709,053	$ 1,900,110	$ 50,198,436	$ 49,974,446
AMPI [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	250,000
Add: Fair value of investments previously owned	315,925
Add: Non-controlling interests	416,716
Less: Fair value of identifiable net assets acquired	(849,863)
Goodwill	132,778
ASEEE [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	0
Add: Fair value of investments previously owned	117,609
Add: Non-controlling interests	105,464
Less: Fair value of identifiable net assets acquired	(215,233)
Goodwill	7,840
USIPL [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	313,057
Add: Fair value of investments previously owned	0
Add: Non-controlling interests	142,494
Less: Fair value of identifiable net assets acquired	(331,192)
Goodwill	124,359
FAFG [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	12,443,637
Add: Non-controlling interests	289
Less: Fair value of identifiable net assets acquired	(9,876,084)
Goodwill	2,567,842
ITGEU
Disclosure of detailed information about business combination [Line Items]
Total consideration	50,368	1,816
Less: Fair value of identifiable net assets acquired	(83,482)	(3,009)
Goodwill	33,114	1,193
SER [Member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	217,919	7,856
Less: Fair value of identifiable net assets acquired	$ (217,919)	$ (7,856)